Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Subclassifications of assets, liabilities and equities [abstract]
Short-term bank deposits	€ 0	€ 10,000
Cash and bank accounts	119,151	25,094
Total cash and cash equivalents	€ 119,151	€ 35,094	€ 36,203		€ 47,212

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)